CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating activities:
Net (loss) income for the year	$ (68,883)	$ 57,376
Adjustments for:
Share of net loss (earnings) related to joint venture	51,528	(59,159)
Impairment of investment in joint venture	7,631	0
Depreciation	148	163
Share-based compensation	3,175	2,168
Finance income	(257)	(8,325)
Finance expense	906	35
Unrealized foreign exchange loss (gain)	2	(187)
Operating cash flow before working capital changes	(5,750)	(7,929)
Change in non-cash working capital	(7,185)	1,525
Cash used in operating activities	(12,935)	(6,404)
Investing activities:
Redemption of preferred shares in joint venture	5,000	37,500
Acquisition of exploration and evaluation as sets, net of cash acquired	(1,470)	0
Expenditures on property, plant and equipment	(31)	(76)
Interest received	407	506
Cash provided by investing activities	3,906	37,930
Financing activities:
Shares issued for cash on exercise of stock options	569	1,893
Shares repurchased under normal course issuer bid	0	(2,296)
Office lease payments	(128)	(117)
Cash provided by (used) in financing activities	441	(520)
Impact of foreign exchange on cash and cash equivalents	(42)	36
(Decrease) increase in cash and cash equivalents during the year	(8,630)	31,042
Cash and cash equivalents, beginning of year	62,151	31,109
Cash and cash equivalents, end of year	$ 53,521	$ 62,151